Share-based Payment Arrangement (Tables)	12 Months Ended
Dec. 31, 2021
Senao International Co., Ltd. (SENAO) [Member]
Statement [LineItems]
Share-based Compensation Plan
a.	SENAO share-based compensation plan (“SENAO Plan”) described as follows:

Effective Date	Grant Date	Stock Options Units	Exercise Price
		(In Thousands)	NT$
2012.05.28	2013.05.07	10,000	$66.20 (Original price$93.00)

Outstanding Stock Options

Information about SENAO’s outstanding stock options for the year ended December 31, 2019 was as follows:

	Year Ended December 31, 2019
	Granted on May 7, 2013
	Number of Options	Weighted- average Exercise Price
	(In Thousands)	NT$
Employee stock options
Options outstanding at beginning of the year	5,318	$66.20
Options forfeited	(5,318)	—
Options outstanding at end of the year	—	—
Options exercisable at end of the year	—	—

Assumptions used to Evaluate Options and Fair Value of Options

SENAO used the fair value method to evaluate the options using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

Stock Options Granted on May 7, 2013
Grant-date share price (NT$)	$93.00
Exercise price (NT$)	$93.00
Dividend yield	—
Risk-free interest rate	0.91%
Expected life	4.375 years
Expected volatility	36.22%
Weighted average fair value of grants (NT$)	$28.72

CHIEF Telecom Inc. (CHIEF) [Member]
Statement [LineItems]
Share-based Compensation Plan
b.	CHIEF share-based compensation plan (“CHIEF Plan”) described as follows:

Effective Date	Grant Date	Stock Options Units	Exercise Price
			NT$
2015.11.17	2015.10.22	2,000.00	$34.40 (Original price$43.00)
2017.12.18	2017.12.19	950.00	$128.70 (Original price$147.00)
	2018.10.31	50.00	$134.50 (Original price$147.00)
2020.09.16	2020.11.13	200.00	$199.70 (Original price$206.00)

Outstanding Stock Options

Information about CHIEF’s outstanding stock options for the years ended December 31, 2019, 2020 and 2021 was as follows:

	Year Ended December 31, 2019
	Granted on October 22, 2015		Granted on December 19, 2017		Granted on October 31, 2018
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	882.75	$34.40	925.00	$140.60	50.00	$147.00
Options exercised	(547.25)	34.40	—	—	—	—
Options forfeited	(21.25)	—	(28.00)	—	(4.00)	—
Options outstanding at end of the year	314.25	34.40	897.00	135.60	46.00	141.70
Options exercisable at end of the year	314.25	34.40	448.50	135.60	—	—

	Year Ended December 31, 2020
	Granted on October 22, 2015		Granted on December 19, 2017		Granted on October 31, 2018		Granted on November 13, 2020
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	314.25	$34.40	897.00	$135.60	46.00	$141.70	—	$—
Options granted	—	—	—	—	—	—	200.00	206.00
Options exercised	(314.25)	34.40	(448.50)	135.60	(21.00)	138.70	—	—
Options forfeited	—	—	(21.00)	—	(4.00)	—	—	—
Options outstanding at end of the year	—	—	427.50	132.70	21.00	138.70	200.00	206.00
Options exercisable at end of the year	—	—	213.75	132.70	—	—	—	—

	Year Ended December 31, 2021
	Granted on December 19, 2017		Granted on October 31, 2018		Granted on November 13, 2020
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	427.50	$132.70	21.00	$138.70	200.00	$206.00
Options exercised	(213.75)	132.70	(10.50)	134.50	—	—
Options forfeited	(0.50)	—	—	—	(6.00)	—
Options outstanding at end of the year	213.25	128.70	10.50	134.50	194.00	199.70
Options exercisable at end of the year	213.25	128.70	—	—	—	—

Assumptions used to Evaluate Options and Fair Value of Options

CHIEF used the fair value method to evaluate the options using the Black-Scholes model and binomial option pricing model and the related assumptions and the fair value of the options were as follows:

	Stock Options Granted on October 22, 2015	Stock Options Granted on December 19, 2017	Stock Options Granted on October 31, 2018	Stock Options Granted on November 13, 2020
Grant-date share price (NT$)	$39.55	$95.92	$166.00	$356.00
Exercise price (NT$)	$43.00	$147.00	$147.00	$206.00
Dividend yield	—	—	—	—
Risk-free interest rate	0.86%	0.62%	0.72%	0.18%
Expected life	5 years	5 years	5 years	5 years
Expected volatility	21.02%	17.35%	16.60%	34.61%
Weighted average fair value of grants (NT$)	$4,863	$2,318	$33,540	$173,893

Summary of Compensation Costs for Stock Options

The compensation costs for stock options for the years ended December 31, 2019, 2020 and 2021 were as follows:

	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Granted on October 22, 2015	$0.3	$—	$—
Granted on December 19, 2017	0.6	0.2	0.1
Granted on October 31, 2018	0.6	0.3	0.2
Granted on November 13, 2020	—	1.3	9.7
	$1.5	1.8	10.0

Employee Stock Options Outstanding

As of December 31, 2020, information about employee stock options outstanding was as follows:

Granted on December 19, 2017
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$132.70	427.50	1.96	$132.70	213.75	$132.70

Granted on October 31, 2018
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$138.70	21.00	2.83	$138.70	—	$—

Granted on November 13, 2020
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$206.00	200.00	4.87	$206.00	—	$—

As of December 31, 2020, all the stock options granted in 2015 were exercised or forfeited.

As of December 31, 2021, information about employee stock options outstanding was as follows:

Granted on December 19, 2017
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$128.70	213.25	0.96	128.70	213.25	128.70

Granted on October 31, 2018
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
134.50	10.50	1.83	$134.50	—	$—

Granted on November 13, 2020
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$199.70	194.00	3.87	$199.70	—	$—

As of December 31, 2021, all the stock options granted in 2015 were exercised or forfeited.

CHT Security Co., Ltd. (CHTSC) [Member]
Statement [LineItems]
Outstanding Stock Options

Information about CHTSC’s outstanding stock options for the years ended December 31, 2019, 2020 and 2021 was as follows:

	Year Ended December 31, 2019
	Granted on December 20, 2019
	Number of Options	Weighted average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	—	$—
Options granted	4,500	19.085
Options outstanding at end of the year	4,500	19.085
Options exercisable at end of the year	—	—

	Year Ended December 31, 2020
	Granted on December 20, 2019
	Number of Options	Weighted average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	4,500	$19.085
Options forfeited	(172)	—
Options outstanding at end of the year	4,328	19.085
Options exercisable at end of the year	1,082	19.085

Assumptions used to Evaluate Options and Fair Value of Options

CHTSC used the fair value method to evaluate the options using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

	Stock Options Granted on December 20, 2019	Stock Options Granted on February 20, 2021
Grant-date share price (NT$)	$20.17	$23.76
Exercise price (NT$)	$19.085	$19.085
Dividend yield	12.49%	15.18%
Risk-free interest rate	0.54%	0.25%
Expected life	5 years	5 years
Expected volatility	42.41%	47.35%
Weighted average fair value of grants (NT$)	$2,470	$3,350

Summary of Compensation Costs for Stock Options

The compensation costs for stock options for the years ended December 31, 2019, 2020 and 2021 were as follows:

	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Granted on December 20, 2019	$0.2	$5.7	$2.9
Granted on February 20, 2021	—	—	5.5
	$0.2	5.7	8.4

Employee Stock Options Outstanding

As of December 31, 2020, information about employee stock options outstanding was as follows:

Granted on December 20, 2019
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$19.085	4,328	3.97	$19.085	1,082	$19.085

As of December 31, 2021, information about employee stock options outstanding was as follows:

Granted on December 20, 2019
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$19.085	3,174	2.97	$19.085	1,058	$19.085

Granted on February 20, 2021
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$19.085	3,324	4.14	$19.085	—	$—

IISI Plan [Member]
Statement [LineItems]
Outstanding Stock Options

Information about IISI’s outstanding stock options for the years ended December 31, 2020 and 2021 was as follows:

	Year Ended December 31, 2020
	Granted in August 2013		Granted in January 2014
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	—	$—	—	$—
Options outstanding upon the date of business combination	1,022.96	14.00	580.00	14.00
Options exercised	(432.50)	14.00	(50.00)	14.00
Options forfeited	(590.46)	—	—	—
Options outstanding at end of the year	—	—	530.00	14.00
Options exercisable at end of the year	—	—	530.00	14.00

	Year Ended December 31, 2021
	Granted in January 2014
	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	530.00	$14.00
Options exercised	(261.00)	14.00
Options forfeited	(269.00)	—
Options outstanding at end of the year	—	—
Options exercisable at end of the year	—	—

Assumptions used to Evaluate Options and Fair Value of Options

IISI used the fair value method to evaluate the options using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

	Stock Options Granted in August 2013	Stock Options Granted in January 2014
Grant-date share price (NT$)	$12.51	$14.51
Exercise price (NT$)	$14.00	$14.00
Dividend yield	6%	6%
Risk-free interest rate	1.20%-1.39%	1.16%-1.32%
Expected life	4.5-5.5 years	4.5-5.5 years
Expected volatility	36.01%-36.62%	35.28%-35.97%
Weighted average fair value of grants (NT$)	$1,670	$2,345

Employee Stock Options Outstanding

As of December 31, 2020, information about employee stock options outstanding was as follows:

Granted in January 2014
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$14.00	530.00	0.04	$14.00	530.00	$14.00

C L P T Plan
Statement [LineItems]
Outstanding Stock Options

Information about CLPT’s outstanding stock options for the year ended December 31, 2021 was as follows:

	Year Ended December 31, 2021
	Granted on February 26, 2021
	Number of Options	Weighted average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	—	$—
Options granted	690	$16.87
Options forfeited	(140)	—
Options outstanding at end of the year	550	15.90
Options exercisable at end of the year	—	—

Assumptions used to Evaluate Options and Fair Value of Options

CLPT used the fair value method to evaluate the options using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

Stock Options Granted on February 26, 2021
Grant-date share price (NT$)	$17.63
Exercise price (NT$)	$16.87
Dividend yield	—
Risk-free interest rate	0.31%
Expected life	4 years
Expected volatility	35.22%
Weighted average fair value of grants (NT$)	$4,750

Employee Stock Options Outstanding

As of December 31, 2021, information about employee stock options outstanding was as follows:

Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$15.90	550.00	3.16	$15.90	—	$—